EMPLOYEE BENEFITS (Details 2) (The Bank, Officers and directors deferred compensation plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
The Bank | Officers and directors deferred compensation plan
Deferred compensation
Percentage of base salary which can be deferred	20.00%
Percentage of annual bonus which can be deferred	50.00%
Percentage of director's fees which can be deferred	100.00%
Margin on variable rate (as a percent)	2.00%
Variable rate basis	prime rate
Liability for the deferred compensation plan	$ 1,086	$ 952
Contributions	87	96
Interest earned	53	46
Payouts	$ 6	$ 67